Loans, Impaired Loans and Allowance for Credit Losses - Allowance For Credit Losses (Parenthetical) (Detail) - CAD ($) $ in Millions		3 Months Ended			9 Months Ended
		Jul. 31, 2024	Apr. 30, 2024	Jul. 31, 2023	Jul. 31, 2024	Jul. 31, 2023	Oct. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Provision for credit losses	[1]	$ 1,052	$ 1,007	$ 819	$ 3,021	$ 2,166
Allowance for credit losses for other financial assets		$ 278		$ 201	278	201	$ 257
Residential mortgages personal loans credit cards total retail loans business and government excluding other assets [member]
Disclosure of detailed information about financial instruments [line items]
Provision for credit losses					3,021	2,166
Reversal of impairment loss and other assets					$ (10)	$ (6)

[1]	The Bank adopted IFRS 17 effective November 1, 2023. As required under the new accounting standard, prior period amounts have been restated. Refer to Note 4.